Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Detailed Information about Expenses by Nature

The Group presents the statement of comprehensive income by classifying expenses according to their function as part of the “Costs”, “Administrative expenses”, “Selling expenses” and “Exploration expenses” lines. The following additional information is disclosed as required, on the nature of the expenses and their relation to the function within the Group for the fiscal years ended December 31, 2018, 2017 and 2016:

	2018
	Production costs(3)	Administrative expenses		Selling expenses		Exploration expenses	Total
Salaries and social security taxes	18,908	4,867		2,592		480	26,847
Fees and compensation for services	1,772	3,534	(2)	883		21	6,210
Other personnel expenses	5,313	571		278		50	6,212
Taxes, charges and contributions	3,634	275		5,626	(1)	28	9,563
Royalties, easements and canons	31,677	—		64		72	31,813
Insurance	1,335	130		118		—	1,583
Rental of real estate and equipment	8,983	24		766		28	9,801
Survey expenses	—	—		—		848	848
Depreciation of property, plant and equipment	83,700	1,758		2,111		—	87,569
Amortization of intangible assets	1,497	222		30		—	1,749
Industrial inputs, consumable materials and supplies	11,126	59		172		22	11,379
Operation services and other service contracts	14,973	372		1,302		29	16,676
Preservation, repair and maintenance	31,141	620		886		48	32,695
Unproductive exploratory drillings	—	—		—		3,331	3,331
Transportation, products and charges	12,714	4		9,615		—	22,333
Provision for doubtful trade receivables	—	—		353		—	353
Publicity and advertising expenses	—	951		978		—	1,929
Fuel, gas, energy and miscellaneous	7,567	535		2,153		509	10,764

	234,340	13,922		27,927		5,466	281,655

(1)	Includes 2,297 corresponding to export withholdings.
(2)

Includes 65 corresponding to fees and remunerations of the Directors and Statutory Auditors of YPF’s Board of Directors. On April 27, 2018, the General and Extraordinary Shareholders’ Meeting of YPF resolved to ratify the fees corresponding to fiscal year 2017 of 48.8 and to approve as fees on account of such fees and remunerations for the fiscal year 2018, the sum of 62.

(3)	The expense recognized in the consolidated statement of comprehensive income corresponding to research and development activities amounted to 700.

	2017
	Production costs(3)	Administrative expenses		Selling expenses		Exploration expenses	Total
Salaries and social security taxes	12,548	3,537		1,988		330	18,403
Fees and compensation for services	1,159	2,118	(2)	544		18	3,839
Other personnel expenses	3,493	374		194		49	4,110
Taxes, charges and contributions	2,215	255		4,172	(1)	—	6,642
Royalties, easements and canons	17,630	—		31		31	17,692
Insurance	840	49		85		—	974
Rental of real estate and equipment	5,710	15		518		—	6,243
Survey expenses	—	—		—		214	214
Depreciation of property, plant and equipment	51,607	771		1,134		—	53,512
Amortization of intangible assets	688	125		25		—	838
Industrial inputs, consumable materials and supplies	5,813	35		83		25	5,956
Operation services and other service contracts	12,033	268		905		243	13,449
Preservation, repair and maintenance	20,204	382		458		82	21,126
Unproductive exploratory drillings	—	—		—		1,400	1,400
Transportation, products and charges	8,724	17		5,961		—	14,702
Provision for doubtful trade receivables	—	—		28		—	28
Publicity and advertising expenses	—	545		609		—	1,154
Fuel, gas, energy and miscellaneous	4,759	245		1,219		64	6,287

	147,423	8,736		17,954		2,456	176,569

(1)	Includes 1,612 corresponding to export withholdings.
(2)

Includes 48.8 corresponding to fees and remunerations of the Directors and Statutory Auditors of YPF’s Board of Directors. On April 28, 2017, the General and Extraordinary Shareholders’ Meeting of YPF resolved to ratify the fees corresponding to fiscal year 2016 of 127 and to approve as fees on account of such fees and remunerations for the fiscal year 2017, the sum of 48.3.

(3)	The expense recognized in the consolidated statement of comprehensive income corresponding to research and development activities amounted to 449.

	2016
	Production costs(3)	Administrative expenses		Selling expenses		Exploration expenses	Total
Salaries and social security taxes	10,228	2,642		1,615		288	14,773
Fees and compensation for services	1,037	1,686	(2)	436		53	3,212
Other personnel expenses	2,773	347		140		39	3,299
Taxes, charges and contributions	1,861	382		3,399	(1)	—	5,642
Royalties, easements and canons	17,114	—		25		39	17,178
Insurance	1,037	41		89		—	1,167
Rental of real estate and equipment	5,097	32		505		2	5,636
Survey expenses	—	—		—		501	501
Depreciation of property, plant and equipment	43,077	714		961		—	44,752
Amortization of intangible assets	499	186		32		—	717
Industrial inputs, consumable materials and supplies	5,732	33		76		18	5,859
Operation services and other service contracts	10,494	242		713		125	11,574
Preservation, repair and maintenance	16,710	343		338		32	17,423
Unproductive exploratory drillings	—	—		—		2,050	2,050
Transportation, products and charges	6,952	9		4,964		—	11,925
Provision for doubtful trade receivables	—	—		169		—	169
Publicity and advertising expenses	—	344		855		—	1,199
Fuel, gas, energy and miscellaneous	4,464	125		895		8	5,492

	127,075	7,126		15,212		3,155	152,568

(1)	Includes 1,317 corresponding to export withholdings.
(2)

Includes 126 corresponding to fees and remunerations of the Directors and Statutory Auditors of YPF’s Board of Directors. On April 29, 2016, the General and Extraordinary Shareholders’ Meeting of YPF resolved to ratify the fees corresponding to fiscal year 2015 of 140 and to approve as fees on account of such fees and remunerations for the fiscal year 2016, the sum of 127.

(3)	The expense recognized in the consolidated statement of comprehensive income corresponding to research and development activities amounted to 400.